Income Taxes - Schedule of Reconciliation of the Federal Income Tax Rate (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Federal Income Tax Rate [Abstract]
Statutory federal income tax rate	21.00%	21.00%
Prior Year Trueup	0.00%	0.00%
Change in fair value of warrant liabilities	(18.70%)	(11.40%)
Business combination expenses	0.00%	5.80%
Penalties and interest	0.00%	0.20%
Change in valuation allowance	(3.00%)	12.60%
Income tax provision	(0.90%)	28.20%